Other Payables, Accruals and Advance Receipts	12 Months Ended
Dec. 31, 2023
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

13. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	December 31,
	2023	2022

	(in US$’000)
Accrued research and development expenses	153,737	156,134
Accrued salaries and benefits	45,048	42,442
Accrued capital expenditures	23,659	21,390
Accrued selling and marketing expenses	16,340	11,564
Accrued administrative and other general expenses	15,777	14,491
Amounts due to related parties (Note 24(ii))	2,162	2,101
Deposits	1,564	3,616
Deferred government grants	740	673
Others	12,372	12,210
	271,399	264,621